Acquisitions (Pro Forma Consolidated Results) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Net sales	$ 1,895.0	$ 2,064.0
Loss from continuing operations	$ 60.4	$ 116.7
Loss from continuing operations per common share (diluted)	$ 0.53	$ 1.03